Derivative instruments - Volume of Derivative Activities (Details)	9 Months Ended
Sep. 30, 2022 $ / bbl $ / Mcf bbl Mcf
Oct 2022 - Dec 2023 | Producer 3-way (crude oil)
Derivative [Line Items]
Contractual Weighted Average Price/Unit | $ / bbl	75.16
Oct 2022 - Dec 2023 | Producer 3-way (crude oil) | Maximum
Derivative [Line Items]
Contractual Volume/Month | bbl	34,413
Contractual Price/Unit | $ / bbl	113.10
Oct 2022 - Dec 2023 | Producer 3-way (crude oil) | Minimum
Derivative [Line Items]
Contractual Volume/Month | bbl	612
Contractual Price/Unit | $ / bbl	40.00
Oct 2022 - Dec 2022 | Collar (crude oil)
Derivative [Line Items]
Contractual Weighted Average Price/Unit | $ / bbl	97.24
Oct 2022 - Dec 2022 | Collar (crude oil) | Maximum
Derivative [Line Items]
Contractual Volume/Month | bbl	33,886
Contractual Price/Unit | $ / bbl	112.75
Oct 2022 - Dec 2022 | Collar (crude oil) | Minimum
Derivative [Line Items]
Contractual Volume/Month | bbl	5,448
Contractual Price/Unit | $ / bbl	85.00
Nov 2022 - Mar 2023 | Producer 3-way (natural gas)
Derivative [Line Items]
Contractual Weighted Average Price/Unit | $ / Mcf	5.13
Nov 2022 - Mar 2023 | Producer 3-way (natural gas) | Maximum
Derivative [Line Items]
Contractual Volume/Month | Mcf	128,912
Contractual Price/Unit | $ / Mcf	8.44
Nov 2022 - Mar 2023 | Producer 3-way (natural gas) | Minimum
Derivative [Line Items]
Contractual Volume/Month | Mcf	3,813
Contractual Price/Unit | $ / Mcf	3.00
Nov 2022 - Jun 2023 | Collar (natural gas)
Derivative [Line Items]
Contractual Weighted Average Price/Unit | $ / Mcf	5.48
Nov 2022 - Jun 2023 | Collar (natural gas) | Maximum
Derivative [Line Items]
Contractual Volume/Month | Mcf	90,941
Contractual Price/Unit | $ / Mcf	9.05
Nov 2022 - Jun 2023 | Collar (natural gas) | Minimum
Derivative [Line Items]
Contractual Volume/Month | Mcf	11,036
Contractual Price/Unit | $ / Mcf	2.90